ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about purchase price allocation for acquisition (Details) - USD ($)	1 Months Ended		7 Months Ended
	Dec. 31, 2020	May 31, 2020	Dec. 31, 2020	May 22, 2020
Considerations paid:
Common shares committed			$ 4,111,181
Genesis and GSI acquisitions [Member]
Considerations paid:
Cash paid	$ 1,000,000		1,000,000
Common shares committed	4,111,181		4,111,181
Acquisition costs	184,248
Considerations paid	5,295,429
Net asset acquired
NSR interests	5,295,429		5,295,429
Net asset acquired	$ 5,295,429		$ 5,295,429
Idaho Resources Corp. acquisition [Member]
Considerations paid:
Cash paid		$ 2,147,523		$ 2,000,000
Common shares issued		2,108,443
Acquisition costs		180,973
Considerations paid		4,436,939
Net asset acquired
Cash		616
Marketable securities		18,402
NSR interests		4,417,921
Net asset acquired		$ 4,436,939